STI CLASSIC FUNDS


                   Classic Institutional Short-Term Bond Fund

                    Supplement dated February 19, 2003 to the
    Classic Institutional Bond and Money Market Funds - Institutional Shares
          Prospectus dated October 1, 2002, and any supplements thereto


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT REPLACES INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

o Under the heading "INVESTMENT STRATEGY" relating to the Classic Institutional Short-Term Bond Fund, on page 2, the second sentence has been deleted and replaced with the following:

          The Fund expects that it will normally maintain an effective maturity of 3 years or less.


o Under the heading "PORTFOLIO MANAGERS" on page 15, the first and second paragraphs have been deleted and replaced with the following:

         Mr. H. Rick Nelson and Mr. Robert W. Corner have co-managed the Classic Institutional Short-Term Bond Fund since January 2003. Mr. Corner has also managed the Classic Institutional Super Short Income Plus Fund and the Classic Institutional U.S. Government Securities Super Short Income Plus Fund since each began operating in April 2002. Mr. Nelson has served as a Managing Director of Trusco since March 2002. Prior to joining Trusco, Mr. Nelson served as a Senior Vice President at Wachovia Asset Management. He has more than 21 years of investment experience. Mr. Corner has served as a Vice President of Trusco since September 1996. He has more than 15 years of investment experience.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.





                                                                 STI-SU-022-0100


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Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC  20004




February 19, 2003


VIA EDGAR

US Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549

Re:  STI Classic Funds (File Nos. 33-045671 and 811-06557)
     FILING PURSUANT TO RULE 497(E)

Ladies and Gentlemen:

On behalf of our client, STI Classic Funds (the "Trust"), we are filing, pursuant to Rule 497(e) under the Securities Act of 1933 (the "Securities Act"), a supplement dated February 19, 2003 to the Classic Institutional Bond and Money Market Funds - Institutional Shares Prospectus dated October 1, 2002. The supplement is being filed to reflect new information regarding the Classic Institutional Short-Term Bond Fund.

If you have any questions regarding these materials, please do not hesitate to contact the undersigned at (202) 739-5808 or Magda El Guindi-Rosnebaum at
(202)739-5778.

Sincerely,

/s/Sarah T. Swain


Sarah T. Swain
Investment Management Analyst